Government Grants	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Government Grants
Government Grants

	December 31, 2018	December 31, 2017
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,792)	(2,745)
Foreign exchange translation adjustment	172	207
Total government grants	919	1,001
Less current portion	(42)	(35)
Non-current government grants	$877	$966

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements. No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote. Government grants amortized to the profit and loss account amounted to $47,000 for the year ended December 31, 2018. A net charge of $44,000 was recorded in respect of government grants during the year ended December 31, 2017. As at December 31, 2018 the Company had $3.2 million in restricted retained earnings, pursuant to the terms of grant agreements.